Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2018
Discloure of Significant Accounting Policies
Description of accounting policy for the basis of accounting [text block]
Basis of Accounting

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements have been prepared under the historical convention as modified.

The consolidated financial statements for the year ended
March 31, 2018,
including comparatives, have been approved and authorized for issue by the Board of Directors on
July 31, 2018.

The per share information has been restated to take account of the share consolidation which took place on
September 25, 2017.

The preparation of the financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note
4.

The financial statements have been prepared on the historical cost basis except for marketable securities which are carried at fair value. The principal accounting policies adopted are set out below.

Description of accounting policy for going concern [text block]
Going Concern

The Directors have, at the time of approving the financial statements, a reasonable expectation that the Company and the Group have adequate resources to continue in operational existence for the foreseeable future. They continue to adopt the going concern basis of accounting in preparing the financial statements.

Description of accounting policy for the basis of consolidation [text block]
Basis of Consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries) prepared up to
March 31,
each year. The Company achieves control when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

The results of subsidiaries acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition or up to the effective date of disposal, as appropriate. Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used into line with those used by the Group.

All intra-Group transactions, balances, income and expenses are eliminated on consolidation.

Description of accounting policy for goodwill [text block]
Goodwill

Goodwill arises on the acquisition of subsidiaries and represents the excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired. Goodwill is initially recognized as an asset at cost and is subsequently measured at cost less any accumulated impairment losses. Goodwill which is recognized as an asset is reviewed for impairment at least annually. Any impairment is recognized immediately in profit or loss and is not
subsequently reversed.

Goodwill is tested for impairment annually, or more frequently when there is an indication that the unit may
be impaired. If the recoverable amount is less than the carrying amount, the impairment loss is allocated to reduce the carrying amount of goodwill. An impairment loss recognized for goodwill is not
reversed in a subsequent period.

Description of accounting policy for recognition of revenue [text block]
Revenue Recognition

The Company’s revenue is principally derived from advertising services measured by the number of advertising impressions displayed on digital media properties owned and controlled by third
-party digital media property owners and its owned and operated digital media properties and mobile apps. The Company’s revenue is priced either on a cost per thousand impressions (“
CPM
”) basis or on a Pay per Click (“
PPC
”) basis. The Company recognizes revenue when it has persuasive evidence that there is an arrangement with a customer, that delivery of the advertising impressions has occurred, there is a fixed price which is determined for each transaction and that collection of the revenue is reasonably assured. For all revenue transactions, the Company considers a signed agreement, a binding insertion order or other similar documentation to be persuasive evidence of an arrangement.

In the normal course of business, the Company acts as a facilitator in executing transactions with third
parties. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as the principal or an agent in the transaction. In determining whether the Company acts as the principal or an agent, the Company follows the accounting guidance for principal-agent considerations. While none
of the factors identified in this guidance is individually considered presumptive or determinative, because the Company is the primary obligor and is responsible for (i) establishing the selling prices of the advertisements sold and (ii) performing all billing and collection activities including retaining credit risk. As a result, the Company acts as the principal in these arrangements and therefore reports revenue earned and costs incurred on a gross basis.

Contracts containing multiple deliverables are split into their constituent parts and each deliverable’s fair value is separately determined and recognized accordingly.

The policies for each of the Group’s key revenue streams in relation to services are set out below:

Description of accounting policy for advertising revenue [text block]
Advertising Revenue

When sales values are based on the volume of impressions (CPM), revenue is based on an agreed amount per impression and the number of impressions displayed. This revenue is recognized as the volumes are reported either by the Group’s internal reporting system or an authoritative third
party, based on the contractual terms.

When sales values are based on volume of clicks (pay per click), revenue is based upon an agreed amount per click that the end user makes after viewing the advertisement and the number of clicks made by the users, in the period in which the clicks occur.

Description of accounting policy for the share of advertising revenue [text block]
Share of Advertising Revenues

Where customers use the RhythmOne technology to retrieve their own content, contractual arrangements may
provide for the Group to receive a share of the customer’s advertising revenues. The amount of revenue is dependent upon the amount paid per click or per advertisement shown. This revenue is recognized as reported by the Group’s customers, in the period to which it relates.

Description of accounting policy for finance income and costs [text block]
Finance Income and Expense

Finance income includes bank interest and income from short-term deposits and marketable securities. Finance expense includes interest on finance leases, the term loan and the revolving credit facility.

Description of accounting policy for expenses [text block]
Classification of Expenses

Cost of Revenues

Cost of revenues consists primarily of traffic acquisition costs (“
TAC
”) and amounts incurred with digital media property owners that are directly related to revenue generated by the Group.

Operating Expenses

Operating expenses consist of costs associated with the research and development and sales and marketing activities in addition to general and administrative costs and charges for depreciation of property plant and equipment and amortization of intangible assets.

Research and development expenses consist primarily of compensation and related costs for personnel responsible for the research and development of new and existing products and services, in addition to co-locations and facilities charges.

The development expenditures are capitalized in accordance with the Group’s standard internal capitalization policy outlined further below. All research costs are expensed when incurred.

Sales and marketing expenses consist primarily of compensation and related costs for personnel engaged in customer service, sales, and sales support functions, as well as advertising and promotional expenditures that are not
directly attributable to revenue, in addition to facilities charges.

General and administrative expenses consist primarily of compensation and related costs for personnel and facilities, and include costs related to our facilities, finance, human resources, information technology, and legal organizations, and fees for professional services. Professional services are principally comprised of outside legal, audit, information technology consulting, and outsourcing services.

Description of accounting policy for exceptional items [text block]
Exceptional Items

Items which are exceptional, being material in terms of size and/or nature, are presented separately in note
29
to the consolidated financial statements. The principal events which may
give rise to exceptional items include the restructuring and integration of businesses, gains or losses on the disposal of businesses, goodwill impairments, major asset impairments and disposals, litigation settlements and transaction costs relating to business combinations, including related severance and retention costs, onerous contract provisions and professional fees.

Description of accounting policy for termination benefits [text block]
Termination benefits

Termination benefits are payable when employment is terminated by the group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The group recognizes termination benefits at the earlier of the following dates: (a) when the group can no
longer withdraw the offer of those benefits; and (b) when the entity recognizes costs for restructuring that is within the scope of IAS
37
and involves the payment of termination benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than
12
months after the end of the reporting period are discounted to their present value.

Description of accounting policy for leases [text block]
Leasing

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Assets held under finance leases are recognized as assets of the Group at their fair value or, if lower, at the present value of the minimum lease payments, each determined at the inception of the lease. The corresponding liability to the lessor is included in the balance sheet as a finance lease obligation.

Lease payments are apportioned between finance expenses and reduction of the lease obligation so as to achieve a constant rate of interest on the remaining balance of the liability. Finance expenses are recognized immediately in profit or loss, unless they are directly attributable to qualifying assets, in which case they are capitalized in accordance with the Group’s general policy on borrowing costs.

Rentals payable under operating leases are charged to income on a straight-line basis over the term of the relevant lease except where another more systematic basis is more representative of the time pattern in which economic benefits from the lease asset are consumed. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred.

In the event that lease incentives are received to enter into operating leases, such incentives are recognized as a liability. The aggregate benefit of incentives is recognized as a reduction of rental expense on a straight-line basis, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

Description of accounting policy for foreign currency translation [text block]
Foreign Currencies

Transactions in currencies other than the functional currency of the entity concerned are recorded at the rates of exchange prevailing on the dates of the transactions. At each balance sheet date, monetary assets and liabilities that are denominated in foreign currencies are retranslated into the presentational currency, U.S. Dollars, at the rates prevailing on the balance sheet date. The Group has selected U.S. Dollars as its presentational currency as that is the currency of the principal economic environment in which the Group operates.

Exchange differences are recognized in profit or loss in the period in which they arise except for exchange differences on monetary items receivable from or payable to a foreign operation for which settlement is neither planned nor likely to occur (therefore forming part of the net investment in the foreign operation), which are recognized initially in other comprehensive income and reclassified from equity to profit or loss on disposal or partial disposal of the net investment.

On consolidation, the assets and liabilities of the Group’s foreign denominated operations are translated at exchange rates prevailing on the balance sheet date. Income and expense items are translated at the average exchange rates for the Period unless exchange rates fluctuate significantly. Exchange differences arising, if any, are classified as equity and transferred to the Group’s translation reserve. Such translation differences are recognized as income or as expenses in the period in which the operation is disposed of.

Description of accounting policy for discontinued operations [text block]
Discontinued Operations

A discontinued operation is a component of the Company’s business; the operations and cash flows of which can be clearly distinguished from the rest of the Company and which:

•	Represents a separate major line of business or geographic area;

•	Is part of a single coordinated plan to dispose of a separate major line of business or geographic area of operations; or

•	Is a subsidiary acquired exclusively with a view to re-sale.

Classification as a discontinued operation occurs at the earlier of disposal or when the operation meets the criteria to be classified as held-for-sale. When an operation is classified as a discontinued operation, the income statement and comprehensive loss is represented as if the operation has been discontinued from the start of the year. During the year ended
March
31,
2017,
the Company has classified its non-core operations as discontinued operations as further described in note
6.
There are
no
discontinued operations for the year ended
March 31, 2018.

Description of accounting policy for income tax [text block]
Taxation

The tax expense represents the sum of the tax currently payable and deferred tax.

The tax currently payable or receivable is based on taxable loss/profit for the year. Taxable loss/profit differs from net loss/profit as reported in the income statement because it will exclude items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using the balance sheet liability method.

Deferred tax liabilities are recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits are available against which deductible temporary differences can be utilized. Such assets and liabilities will not
be recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the tax profit nor the accounting profit.

Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries and associates, and interests in joint ventures, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not
reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no
longer probable that sufficient taxable profits are available to allow all or part of the asset to be recovered.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realized. Deferred tax is charged or credited in the income statement, except when it relates to items charged or credited directly to equity, in which case the deferred tax will also be dealt with in equity.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same tax authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Description of accounting policy for trade and other receivables [text block]
Trade Receivables

Trade receivables are amounts due from customers for merchandise sold or services performed in the ordinary course of business. If collection is expected in one
year or less (or in the normal operating cycle of the business if longer), they are classified as current assets. If not,
they are presented as non-current assets.

Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less provision for impairment.

Description of accounting policy for property, plant and equipment [text block]
Property, Plant and Equipment

Property, plant and equipment is stated at cost less accumulated depreciation and any recognized impairment loss. Cost includes expenditure that is directly attributable to the acquisition of the assets.

Depreciation is charged so as to write off the cost of assets, over their estimated useful lives, using the straight-line method, on the following bases:

Fixtures, fittings, office and computer equipment (in years)	Over 3	–	5

Leasehold improvements	Over shorter of economic life or lease term

The gain or loss arising from the disposal or retirement of an asset is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in income.

Description of accounting policy for intangible assets other than goodwill [text block]
Internally-generated Intangible Assets—Research and Development Expenditure

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

An internally-generated intangible asset arising from the Group’s product development is recognized only if all of the following conditions are met:

•	the product from which the asset arises meets the Group’s criteria for technical feasibility, so it will be available for use;

•	the asset is intended to be completed, and will be used or sold;

•	the asset created is expected to generate demonstrable future economic benefits;

•	the development cost of the asset can be measured reliably; and

•	adequate technical, financial and other resources are available to complete development of the asset.

Internally-generated intangible assets are amortized on a straight-line basis over their useful life, which is considered to be three
years starting when the associated technology is available for use. Where no
internally-generated intangible asset can be recognized, development expenditure is recognized as an expense in the period in which it is incurred.

Description of accounting policy for other intangible assets other than goodwill [text block]
Other Intangible Assets Excluding Goodwill

Other intangible assets excluding goodwill are measured initially at purchase cost or at fair value if acquired as part of a business combination, and are amortized on a straight-line basis over their estimated useful lives, on the following bases:

	(in years)
Tradenames, patents and trademarks	3	–	10
Software licenses		3
Purchased technology	3	–	5
Relationships with publishers and customers	3	–	12
Favorable leases	1	–	9

Description of accounting policy for impairment of assets [text block]
Impairment of Assets Excluding Goodwill

At each balance sheet date, the Group will review the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where the asset does not
generate cash flows that are independent from other assets, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not
been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (cash-generating unit) is reduced to its recoverable amount.

An impairment loss is recognized as an expense immediately.

Where an impairment loss subsequently reverses, the carrying amount of the asset (cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not
exceed the carrying amount that would have been determined had no
impairment loss been recognized for the asset (cash-generating unit) in prior years. A reversal of an impairment loss is recognized as income immediately, unless the relevant asset is carried at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

Any increase in the recoverable amount of previously impaired goodwill is not
subsequently reversed.

Description of accounting policy for trade and other payables [text block]
Trade Payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one
year or less (or in the normal operating cycle of the business, if longer). If not,
they are presented as non-current liabilities.

Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Description of accounting policy for provisions [text block]
Provisions

Provisions are recognized when the Group has a present obligation as a result of a past event, it is probable that the Group will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured at the Directors’ best estimate of the expenditure required to settle the obligation at the balance sheet date, taking into account risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

A restructuring provision is recognized when the Group has developed a detailed formal plan for the restructuring and has raised a valid expectation in those affected that it will carry out the restructuring by starting to implement the plan or announcing its main features to those affected by it. The measurement of a restructuring provision includes only the direct expenditures arising from the restructuring, which are those amounts that are both necessarily entailed by the restructuring and not
associated with the ongoing activities of the entity.

Present obligations arising under onerous contracts are recognized and measured as provisions. An onerous contract is considered to exist where the Group has a contract under which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.

Description of accounting policy for share-based payment transactions [text block]
Share-Based Payments

The Group applies IFRS
2
Share-based Payments in accounting for its Share-based Compensation plans.

The Group issues equity-settled share-based payments to certain employees. Equity-settled share-based payments are measured at fair value at the date of grant by use of an appropriate valuation model. The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of shares that will eventually vest.

Fair value is measured by use of the Black-Scholes and Monte Carlo models. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

At each balance sheet date, the Group revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market-based vesting conditions. The impact of the revision of the original estimates, if any, is recognized in profit and loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity reserves.

When the options are exercised, the Company issues new shares. The proceeds received, net of any directly attributable costs are credited to share capital (nominal value) and share premium.

Description of accounting policy for borrowings [text block]
Borrowings

Borrowings consist of overdrafts and other short term facilities, and are initially recognized at fair value less directly attributable transaction costs, and are subsequently measured at amortized cost using the effective interest rate method. The difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated income statement, within finance costs, over the period of the borrowings. Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least
12
months after the reporting date.

Description of accounting policy for employee benefits [text block]	Retirement Benefits Payments to a defined contribution scheme are charged as an expense as they fall due.
Description of accounting policy for financial instruments [text block]	Financial Instruments Financial assets and financial liabilities are recognized in the Group’s balance sheet when the Group becomes a party to the contractual provisions of the instrument.
Description of accounting policy for loans and receivables [text block]
Loans and Receivables

Trade receivables, loans and other receivables that have fixed or determinable payments that are not
quoted in an active market are classified as loans and receivables. Loans and receivables are measured at amortized cost using the effective interest method, less any impairment. Interest income is recognized by applying the effective interest rate, except for short-term receivables when the recognition of interest would be immaterial.

Description of accounting policy for restricted cash and cash equivalents [text block]
Restricted Cash

Where required, the Group keeps amounts on deposit with financial institutions as a condition of certain property leases and collateral for term loan. This cash may
not
be used by the Group and is held as security against leases or term loan. At the cessation of a lease or term loan, the cash restrictions cease, and the cash will be immediately accessible. Until this time, the cash is classified as “Restricted cash” in current and non-current assets.

Description of accounting policy for impairment of financial assets [text block]
Impairment of Financial Assets

For certain categories of financial assets, such as trade receivables, assets that are assessed not
to be impaired individually are subsequently assessed for impairment on a collective basis. Objective evidence of impairment for a portfolio of receivables could include the Group’s past experience of collecting payments, an increase in the number of delayed payments in the portfolio past the average credit period, as well as observable changes in national or local economic conditions that correlate with default on receivables.

For financial assets carried at amortized cost, the amount of the impairment is the difference between the asset’s carrying amount and the present value of the estimated future cash flows, discounted at the financial asset’s original effective interest rate.

The carrying amount of the financial asset is reduced by the impairment loss directly for all financial assets with the exception of trade receivables, where the carrying amount is reduced through the use of an allowance account. When a trade receivable is considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in profit or loss.

Description of accounting policy for determining components of cash and cash equivalents [text block]
Cash and Cash Equivalents

Cash and cash equivalents comprise cash on hand and demand deposits, and other short-term highly liquid investments that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

Description of accounting policy for financial instruments at fair value through profit or loss [text block]
Marketable Securities

Marketable securities represent the Group’s investments in corporate bonds, commercial papers, government bonds, collateralized securities and certificates of deposit. These are recognized either as current or non-current assets, in accordance with their maturity. Marketable securities are carried at fair value with the change in its fair value recognized directly in the Statement of Comprehensive Income. Interest income and dividends on marketable securities is recognized in the Income Statement, as well as any foreign exchange gains and losses and impairment losses.

Description of accounting policy for financial liabilities and equity [text block]	Financial Liabilities and Equity Financial liabilities and equity instruments are classified according to the substance of the contractual arrangements entered into.
Description of accounting policy for equity instruments [text block]
Equity Instruments

An equity instrument is any contract that evidences a residual interest in the assets of the Group after deducting all of its liabilities. Equity instruments issued by the Group are recorded at the proceeds received, net of direct issue costs.

Description of accounting policy for financial liabilities [text block]
Financial Liabilities

All financial liabilities are classified as ‘other financial liabilities.’

Other financial liabilities, including borrowings, are initially measured at fair value, net of transaction costs. Other financial liabilities are subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis. The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, canceled or they expire.

Description of accounting policy for derivative financial instruments [text block]	Derivative Financial Instruments The Group does not use derivative financial instruments.
Description of accounting policy for segment reporting [text block]
Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, makes strategic decisions.

Description of accounting policy for business combinations [text block]
Business Combinations

Acquisitions of subsidiaries and businesses are accounted for using the acquisition method. The consideration for each acquisition is measured at the aggregate of the fair values (at the date of exchange) of assets given, liabilities incurred or assumed, and equity instruments issued by the Group in exchange for control of the acquiree. Acquisition-related costs are recognized in profit or loss as incurred.

Where applicable, the consideration for the acquisition includes any asset or liability resulting from a contingent consideration arrangement, measured at its acquisition-date fair value. All other subsequent changes in the fair value of contingent consideration classified as an asset or liability are accounted for in accordance with relevant IFRSs. Changes in the fair value of contingent consideration classified as equity are not
recognized.

Where a business combination is achieved in stages, the Group’s previously-held interests in the acquired entity are re-measured to fair value at the acquisition date (i.e., the date the Group attains control) and the resulting gain or loss, if any, is recognized in profit or loss. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are reclassified to profit or loss, where such treatment would be appropriate if that interest were disposed of.

The acquiree’s identifiable assets, liabilities and contingent liabilities that meet the conditions for recognition under IFRS
3
(Revised
2008
) are recognized at their fair value at the acquisition date, except that:

•
deferred tax assets or liabilities and liabilities or assets related to employee benefit arrangements are recognized and measured in accordance with IAS
12
Income Taxes and IAS
19
Employee Benefits respectively;

•	liabilities or equity instruments related to the replacement by the Group of an acquiree’s share-based payment awards are measured in accordance with IFRS 2 Share-based Payment; and

•	assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations are measured in accordance with that Standard.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Group reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.

The measurement period is the period from the date of acquisition to the date the Group obtains complete information about facts and circumstances that existed as of the acquisition date, and is subject to a maximum of one
year.